Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories	23. Inventories

	2018	2017
	£m	£m
Raw materials and consumables	1,122	1,193
Work in progress	2,286	2,381
Finished goods	2,068	1,983

	5,476	5,557